Investment Strategy - Spear Alpha ETF	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that invests primarily in equity securities, including common stock or American depositary receipts (“ADRs”), of companies that Spear Advisors LLC (the “Adviser”), the Fund’s investment adviser, believes are poised to benefit from breakthrough innovation in industrial technology. For purposes of the Fund’s investments, the Adviser defines “innovation in industrial technology” as those technological developments that are transforming or have the potential to transform the industrial sector.
The Adviser targets industrial technological developments that can be categorized into one or more of the themes described below. The Adviser seeks to invest in companies engaged at any stage of the supply chain that is relevant to one of these themes. For example, the Adviser may invest in companies engaged in the mining, processing and production of materials or natural resources used in the development of services, products or technologies; companies engaged in the manufacturing of instruments, components or parts underlying the products, services, or technologies of one or more of the themes; or companies that use or benefit from such products, services, or technologies to generate operational efficiencies in their own business.
Enterprise Digitalization. New developments in scalable connectivity (such as 5G and cloud migration) are enabling digitalization of manufacturing businesses, creating an ecosystem of companies with the potential to benefit from this trend. In its application of this theme, the Adviser seeks to identify and invest in companies engaged in one or more of the following, or similar, activities: (i) developing advancements in industrial software (e.g., design, simulation, digital twin technology, and augmented/virtual reality (“AR/VR”)); (ii) providing software solutions targeted at optimizing operations (e.g., procurement); (iii) providing associated hardware (e.g., sensors, probes); (iv) providing products or services that act as building blocks for such technologies (e.g., semiconductors); (v) providing digital data related solutions, such as storage (including cloud based solutions), cybersecurity and/or analysis; (vi) utilizing any of these technologies, products, or services to develop new products or technologies; and/or (vii) utilizing any of these technologies, products, or services to generate meaningful operational efficiencies in their own business.
Artificial Intelligence. Deep learning is a form of artificial intelligence (“AI”) that is finding significant industrial applications and uses, including autonomous driving, cybersecurity, predictive maintenance, and machine vision. In its application of this theme, the Adviser seeks to identify and invest in companies: (i) that provide AI technologies that enable autonomous activity, such as autonomous driving vehicles or drones (e.g., companies that provide software for image classification, voice recognition, natural language processing); (ii) that provide AI-based algorithms and software for the purposes of predictive maintenance; (iii) that provide AI-based machine vision software and associated hardware; and/or (iv) whose products or business processes are meaningful users of AI based technologies.
Robotics and Industrial Automation. Innovation in robotics and automation is driving increased adoption and new applications. In its application of this theme, the Adviser seeks to identify and invest in companies that engage in one or more of the following, or similar, activities: (i) the design and/or manufacturing of robotics or industrial automation in the form of products, software, or systems; (ii) the development and/or manufacturing of associated components and materials; or (iii) the use of robotics and automation to improve their operations.
Energy Transition. Decarbonization and broader environmental awareness is a powerful theme with the potential for significant innovation in industrial technology. Companies within this theme include those that engage in one or more of the following, or similar, activities: (i) providing low carbon footprint solutions, such as electric and hydrogen vehicles; (ii) providing products, components, services and materials that go into the associated infrastructure (e.g., charging stations, electronic components, materials); (iii) providing products and services that improve the environmental operating efficiency (e.g., energy efficiency innovations) of physical structures; (iv) providing technologies and services for carbon sequestration; and/or (v) providing equipment, components, and services for other environmental initiatives such as water filtration and environmental remediation.
Photonics and Additive Manufacturing. Photonics is the technology of generating and harnessing light and other forms of radiant energy whose quantum (i.e., smallest possible) unit is the photon. Photonics applications extend from additive manufacturing (also known as 3D printing) and laser cutting for manufacturing processes for high powered lasers, to sensing and imaging for low powered lasers. In applying this theme, the Adviser seeks to identify and invest in companies engaged in the following, or similar, activities: (i) the manufacturing of 3D printing equipment and materials; (ii) the manufacturing of high-power fiber laser equipment and components; (iii) the use of photonics-based technologies for manufacturing process optimization and cost reduction; and/or (iv) the use of photonics-based technologies for imaging applications, such as for medical imaging, life science, and optical data communications.
Space Exploration. Growth in space exploration is expected to accelerate, driven by cost reductions from reusable-rocket technology and smaller, cost-effective satellite technologies, creating an ecosystem of companies that may benefit from this theme. The Adviser seeks to identify and invest in such companies, including those that (i) enable space exploration, through, for example, simulation, AI, or robotics related software, products or systems; (ii) make, launch, and operate platforms in orbital and sub-orbital space, such as rockets, satellites, drones and other aircraft and equipment; or (iii) utilize any of these technologies, products, or services to generate meaningful operational efficiencies in their business.
In constructing the Fund’s portfolio, the Adviser selects investments for the Fund that represent its highest-conviction investment ideas within the themes described above. The highest-conviction investment ideas are companies that have the highest expected risk-adjusted return as determined through the Adviser’s proprietary investment process.
The Adviser’s Investment Process. The Adviser’s alpha strategy seeks to identify investment opportunities in which the performance of a company’s stock will exceed that of the market over time. In implementing this strategy, the Adviser employs a fundamental research process, combining deep industry knowledge with rigorous financial analysis. The Adviser strives to achieve a portfolio profile that is balanced between growth companies (i.e., companies the Adviser believes have high and underappreciated growth prospects) and value companies (i.e., companies the Adviser believes to be undervalued based on its assessment of their underlying fundamentals).
To identify the Fund’s investable universe, the Adviser uses top-down analysis, leveraging both internal and publicly available external resources, to identify companies and associated supply chains that are beneficiaries of the themes described above.
Once a company is identified as relevant to one or more themes, the Adviser conducts bottom-up research of the company, including: (i) assessment of the company’s market potential and competitive positioning; (ii) analysis of the company’s financial performance and history of generating returns on invested capital; and (iii) assessment of the quality of its management team and its ability to execute on its financial plan. The Adviser builds financial forecasts using assumptions derived from its research process and constructs a valuation framework using several valuation methodologies, including a Discounted Cash Flow Model, which is a valuation method used to estimate the value of an investment based on its expected future cash flows.
In evaluating investments for the Fund, the Adviser applies an environment, social, and governance (“ESG”) framework as part of its bottom-up assessment that evaluates a company based on various ESG-related metrics, such as the extent of the risk associated with the company’s impact on the environment. The ESG framework focuses primarily on identifying and evaluating certain ESG-related risks to which a company may be subject. To the extent the Adviser concludes, based on its evaluation of the outcome of the ESG framework analysis, that a company’s ESG-related risks are significant (e.g., if such risks are realized, they would adversely affect the performance of the company or its ability to operate) and it is ill-prepared to mitigate or otherwise manage those risks, the Adviser may consider such conclusion as a basis for limiting the Fund’s investment in the securities of such company or excluding such securities from the Fund’s portfolio. The ESG framework is not designed to serve as an exclusionary screen based solely on the fact that a company may be engaged in activities commonly viewed as antithetical to ESG considerations and as a result, the Fund may invest in such companies from time to time if they are otherwise consistent with the Adviser’s investment criteria as described in this section. For example, the ESG framework would consider a company’s carbon emissions, whether the company has set or agreed to any targets for carbon emissions reduction, its commitment to reducing energy consumption and achieving its carbon emissions target, and the company’s history of achieving any past emissions targets and/or potential to achieve current emissions targets or more generally, to improve its industrial sector or generate environmental benefits. Based on the ESG framework’s analysis of these considerations, the Adviser will determine, among other things, if the company’s carbon emissions targets pose a significant risk for the company. Similarly, the ESG framework considers a company’s governance philosophy and practices, such as the company’s management incentive structure, the composition of its board of directors, and employee ownership, enabling the Adviser to evaluate the risks to the company of its governance philosophy and practices. The Adviser’s ESG framework considers only publicly available information about a company sourced and evaluated by the Adviser. The Adviser also uses the outcomes of the ESG framework analyses to determine a company’s weight within the Fund’s portfolio. The implementation of the Fund’s ESG framework, including the evaluation of each potential investment, as well as the identification of investment opportunities that benefit from environmental focus, is a core part of the Adviser’s research process and the Fund’s overall investment strategy, as evidenced by the Fund’s Energy Transition theme described above.
The Adviser continuously monitors, resizes, and exits positions based on changes in the fundamental drivers of a company’s business (including structural changes, such as increased competition, new entrants and disruptive technologies, unfavorable supply/demand balance) and its valuation. Such activity could lead to increased portfolio turnover of the Fund’s holdings and higher transaction costs.
The Fund may invest in companies of any market capitalization, but will typically invest in large capitalization companies with market capitalizations between $10 billion and $100 billion. While the Fund’s exposure to sectors may change over time, as of September 30, 2025, the Fund had significant exposure to companies in the industrials and technology sectors.
The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).